Cover	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Sempra
Entity Incorporation, State or Country Code	CA
Entity File Number	1-14201
Entity Tax Identification Number	33-0732627
Entity Address, Address Line One	488 8th Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(619)
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001032208
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Sempra Common Stock, without par value
Trading Symbol	SRE
Security Exchange Name	NYSE
Sempra 5.75% Junior Subordinated Notes Due 2079 [Member]
Document Information [Line Items]
Title of 12(b) Security	Sempra 5.75% Junior Subordinated Notes Due 2079, $25 par value
Trading Symbol	SREA
Security Exchange Name	NYSE